Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2011

Collection Period Start	1-Nov-11	Distribution Date	15-Dec-11
Collection Period End	30-Nov-11	30/360 Days	30
Beg. of Interest Period	15-Nov-11	Actual/360 Days	30
End of Interest Period	15-Dec-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	1,132,493,087.20	1,114,281,002.34	0.9534412
Total Securities		1,168,693,999.35	1,132,493,087.20	1,114,281,002.34	0.9534412
Class A-1 Notes	0.349850%	156,000,000.00	119,799,087.85	101,587,002.99	0.6511987
Class A-2 Notes	0.429000%	378,000,000.00	378,000,000.00	378,000,000.00	1.0000000
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,212,084.86	34,926.43	116.7441337	0.2238874
Class A-2 Notes	0.00	135,135.00	0.0000000	0.3575000
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,212,084.86	517,078.10

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,275,468.52
Monthly Interest				5,296,693.38
Total Monthly Payments				18,572,161.90

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				758,976.95
Aggregate Sales Proceeds Advance				617,879.31
Total Advances				1,376,856.26

Vehicle Disposition Proceeds:
Reallocation Payments				689,450.26
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,566,165.23
Excess Wear and Tear and Excess Mileage				1,772.38
Remaining Payoffs				0.00
Net Insurance Proceeds				773,342.20
Residual Value Surplus				8,764.87
Total Collections				25,988,513.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	570,743.26			31
Involuntary Repossession	-			-
Voluntary Repossession	118,707.00			6
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		768,849.01		34
Customer Payoff			37,710.44	1
Grounding Dealer Payoff			3,276,858.17	123
Dealer Purchase			1,171,863.40	50
Total	689,450.26	768,849.01	4,486,432.01	245

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	51,840	1,306,281,012.91	7.00000%	1,132,493,087.20
Total Depreciation Received		(14,925,277.85)		(12,552,416.12)
Principal Amount of Gross Losses	(51)	(1,153,906.73)		(1,009,557.40)
Repurchase / Reallocation	-	-		-
Early Terminations	(4)	(115,219.29)		(97,899.38)
Scheduled Terminations	(205)	(5,138,796.72)		(4,552,211.96)
Pool Balance - End of Period	51,580	1,284,947,812.32		1,114,281,002.34

Remaining Pool Balance
Lease Payment				442,758,513.73
Residual Value				671,522,488.61
Total				1,114,281,002.34

III. DISTRIBUTIONS

Total Collections					25,988,513.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,988,513.10

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					383,590.99
3. Reimbursement of Sales Proceeds Advance					456,214.20
4. Servicing Fee:
Servicing Fee Due					943,744.24
Servicing Fee Paid					943,744.24
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,783,549.43

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					34,926.43

Class A-1 Notes Monthly Interest Paid					34,926.43
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					135,135.00

Class A-2 Notes Monthly Interest Paid					135,135.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	517,078.10
Total Note and Certificate Monthly Interest Paid	517,078.10
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,687,885.57

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,212,084.86

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,212,084.86
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,475,800.71

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,475,800.71
Gross Reserve Account Balance		23,006,210.70
Remaining Available Collections Released to Seller		5,475,800.71
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		25.21
Monthly Prepayment Speed		56%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	892,107.51
Securitization Value of Defaulted Receivables and Casualty Receivables	1,009,557.40	51
Aggregate Defaulted and Casualty Gain (Loss)	(117,449.89)
Pool Balance at Beginning of Collection Period	1,132,493,087.20
Net Loss Ratio	-0.0104%

Cumulative Net Losses for all Periods	0.0035%	40,544.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,899,878.93	230
61-90 Days Delinquent	454,862.39	22
91-120+ Days Delinquent	170,559.97	9
Total Delinquent Receivables:	5,525,301.29	261
60+ Days Delinquencies as Percentage of Receivables	0.06%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	570,743.26	31
Securitization Value	650,973.17
Aggregate Residual Gain (Loss)	(80,229.91)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,440,122.26	77
Cumulative Securitization Value	1,581,911.22
Cumulative Residual Gain (Loss)	(141,788.96)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		649,243.88
Reimbursement of Outstanding Advance		456,214.20
Additional Advances for current period		617,879.31
Ending Balance of Residual Advance		810,908.99

Beginning Balance of Payment Advance		1,075,984.23
Reimbursement of Outstanding Payment Advance		383,590.99
Additional Payment Advances for current period		758,976.95
Ending Balance of Payment Advance		1,451,370.19

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No